UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           12/31/2009

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Philadelphia Financial Management of San Francisco, LLC
Address:        450 Sansome St., Suite 1500
                San Francisco, CA 94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463

Signature, Place and Date of Signing:

      /s/ Rachael Clarke           San Francisco, CA           02/11/2010
    -----------------------        -----------------           ----------
          Signature                  City, State                  Date

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       4

Form 13F Information Table Entry Total:                 30

Form 13F Information Table Value Total (x$1000):  $239,899

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd
4. Boathouse Row Offshore Regatta Ltd.

                                                 FORM 13F INFORMATION TABLE
							12/31/2009


                        TITLE                VALUE     SHARES/   SH/  PUT/  INVSTMT       OTHER      VOTING AUTHORITY
NAME OF ISSUER          OF CLASS  CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN     MANAGERS   SOLE   SHARED  NONE
----------------------  --------- ------    ---------  --------  ---  ----  -------     --------  ------  ------  ----

AARON'S INC COM STK	  COM	  002535201    8,065	290,852	 SH	   Share-defined   123	    290,852
ARTIO GLOBAL
 INVESTORS INC	  	  COM	  04315B107    3,558	139,598	 SH	   Share-defined   123	    139,598
BANK OF THE
 OZARKS INC COM STK	  COM	  063904106   15,295	522,534	 SH	   Share-defined   123	    522,534
CME GROUP INC COM STK	  COM	  12572Q105    4,706	 14,008	 SH	   Share-defined   123	     14,008
CNA FINL CORP COM STK	  COM	  126117100   15,550	647,920	 SH	   Share-defined   123	    647,920
CASH AMERICA INTERNATIONAL
 INC COM STK		  COM	  14754D100   10,501	300,384	 SH	   Share-defined   123	    300,384
EPIQ SYSTEMS INC	  COM	  26882D109    5,607	400,770	 SH	   Share-defined   123	    400,770
ENCORE CAP GROUP
 INC COM STK		  COM	  292554102   10,974	630,685	 SH	   Share-defined   123	    630,685
FBR CAPITAL MARKETS
 CORP COM STK		  COM	  30247C301    4,154	672,124	 SH	   Share-defined   123	    672,124
FIRST CASH FINANCIAL
 SERVICES COM STK	  COM	  31942D107    8,123	366,085	 SH	   Share-defined   123	    366,085
FORTRESS INVESTMENT
 GROUP LLC COM		  COM	  34958B106    3,132	703,835	 SH	   Share-defined   123	    703,835
GFI GROUP INC COM STK	  COM	  361652209    9,909  2,177,820	 SH	   Share-defined   123	  2,177,820
GENWORTH FINANCIAL INC	  COM	  37247D106   12,154  1,070,857	 SH	   Share-defined   123	  1,070,857
INVESTMENT TECHNOLOGY
 GROUP I COM STK	  COM	  46145F105    2,470	125,380	 SH	   Share-defined   123	    125,380
LINCOLN NATL CORP IND COM COM	  534187109    6,955	279,551	 SH	   Share-defined   123	    279,551
METROCORP BANCSHARES
 INC COM STK		  COM	  591650106    2,010	574,409	 SH	   Share-defined   123	    574,409
MORGAN STANLEY COM STK	  COM	  617446448   13,070	441,562	 SH	   Share-defined   123	    441,562
OCEANFIRST FINL
 CORP COM STK		  COM	  675234108    3,809	337,406	 SH	   Share-defined   123	    337,406
OCH-ZIFF
 CAPITAL MANAGEMENT	  COM	  67551U105    5,730	417,036	 SH	   Share-defined   123	    417,036
OCWEN FINL CORP COM STK	  COM	  675746309   10,555  1,102,894	 SH	   Share-defined   123	  1,102,894
SWS GROUP INC COM STK	  COM	  78503N107    6,375	526,900	 SH	   Share-defined   123	    526,900
THE ST. JOE
 COMPANY COM STK	  COM	  790148100   12,327	426,697	 SH	   Share-defined   123	    426,697
SEABRIGHT
 INSURANCE HLDG		  COM	  811656107    6,270	545,697	 SH	   Share-defined   123	    545,697
SIMMONS FIRST
 NATIONAL CORP COM STK	  COM	  828730200    2,060	 74,099	 SH	   Share-defined   123	     74,099
UMPQUA HOLDINGS
 CORP COM STK		  COM	  904214103    4,818	359,314	 SH	   Share-defined   123	    359,314
WELLS FARGO COMPANY	  COM	  949746101   15,358	569,008	 SH	   Share-defined   123	    569,008
ALLIED WRLD
 ASSURANCE HOLDINGS COM	  COM	  G0219G203    2,433	 52,806	 SH	   Share-defined   123	     52,806
MF GLOBAL COM STK	  COM	  G60642108   11,661  1,677,873	 SH	   Share-defined   123	  1,677,873
TEXTAINER GROUP HOLD	  COM	  G8766E109   14,450	855,058	 SH	   Share-defined   123	    855,058
ALTISOURCE PRTFL	  COM	  L0175J104    7,820	372,542	 SH	   Share-defined   123	    372,542
